UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5851

MFS INTERMARKET INCOME TRUST I

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

August 31, 2013

MFS® INTERMARKET INCOME TRUST I

PORTFOLIO OF INVESTMENTS

8/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 110.7%
Aerospace - 0.9%
Bombardier, Inc., 7.5%, 2018 (n)	$260,000	$287,300
Bombardier, Inc., 7.75%, 2020 (n)	75,000	83,719
CPI International, Inc., 8%, 2018	105,000	107,570
Huntington Ingalls Industries, Inc., 7.125%, 2021	220,000	237,600
Kratos Defense & Security Solutions, Inc., 10%, 2017	195,000	210,600

		$926,789
Apparel Manufacturers - 0.5%
Hanesbrands, Inc., 6.375%, 2020	$120,000	$129,600
Jones Group, Inc., 6.875%, 2019	85,000	86,806
PVH Corp., 7.375%, 2020	205,000	221,400
PVH Corp., 4.5%, 2022	65,000	60,206

		$498,012
Asset-Backed & Securitized - 1.5%
Anthracite Ltd., “A”, CDO, FRN, 0.543%, 2019 (z)	$42,463	$42,205
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	37,506	37,202
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	260,000	284,423
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.953%, 2039	194,736	215,217
Equity One ABS, Inc., FRN, 4.205%, 2034	173,865	172,962
GMAC Mortgage Corp. Loan Trust, FRN, 5.865%, 2034	144,124	144,864
HLSS Servicer Advance Receivables Trust, 2013-T1, “A2”, 1.495%, 2046 (n)	300,000	297,600
Race Point CLO Ltd., “A1A”, FRN, 0.465%, 2021 (n)	320,000	315,118

		$1,509,591
Automotive - 2.9%
Accuride Corp., 9.5%, 2018	$165,000	$169,950
Allison Transmission, Inc., 7.125%, 2019 (n)	170,000	178,925
Daimler Finance North America LLC, 1.875%, 2018 (n)	521,000	511,294
Daimler Finance North America LLC, FRN, 1.472%, 2013 (n)	320,000	320,078
Delphi Corp., 5%, 2023	90,000	91,463
Ford Motor Credit Co. LLC, 8.125%, 2020	100,000	121,585
General Motors Financial Co., Inc., 6.75%, 2018	170,000	189,338
General Motors Financial Co., Inc., 4.25%, 2023 (n)	35,000	31,500
Goodyear Tire & Rubber Co., 8.25%, 2020	25,000	27,563
Goodyear Tire & Rubber Co., 6.5%, 2021	95,000	96,425
Goodyear Tire & Rubber Co., 7%, 2022	40,000	40,850
Harley-Davidson Financial Services, 3.875%, 2016 (n)	450,000	475,991
Hyundai Capital America, 1.875%, 2016 (n)	230,000	229,793
Jaguar Land Rover PLC, 8.125%, 2021 (n)	150,000	166,688
Jaguar Land Rover PLC, 5.625%, 2023 (n)	150,000	144,375
Lear Corp., 8.125%, 2020	52,000	56,810
Lear Corp., 4.75%, 2023 (n)	25,000	23,375
LKQ Corp., 4.75%, 2023 (n)	10,000	9,200

		$2,885,203
Biotechnology - 0.5%
Life Technologies Corp., 6%, 2020	$400,000	$447,768

Broadcasting - 3.0%
AMC Networks, Inc., 7.75%, 2021	$114,000	$125,970
CBS Corp., 5.75%, 2020	110,000	122,098
Clear Channel Communications, Inc., 9%, 2021	118,000	112,100

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - continued
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022	$25,000	$24,813
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022	90,000	90,000
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020	5,000	4,963
Clear Channel Worldwide Holdings, Inc., “B”, 7.625%, 2020	30,000	30,075
Hughes Network Systems LLC, 7.625%, 2021	60,000	64,350
IAC/InterActive Corp., 4.75%, 2022	50,000	46,125
Inmarsat Finance PLC, 7.375%, 2017 (n)	130,000	135,200
Intelsat Jackson Holdings S.A., 6.625%, 2022 (n)	85,000	84,788
Intelsat Jackson Holdings S.A., 6.625%, 2022 (n)	45,000	44,888
Intelsat S.A., 8.125%, 2023 (n)	155,000	161,975
LBI Media, Inc., 13.5% to 2015, 11.5% to 2020 (p)(z)	39,318	16,120
Liberty Media Corp., 8.5%, 2029	105,000	112,350
Liberty Media Corp., 8.25%, 2030	35,000	36,925
Netflix, Inc., 5.375%, 2021 (n)	50,000	50,250
News America, Inc., 8.5%, 2025	233,000	290,749
Nexstar Broadcasting Group, Inc., 8.875%, 2017	45,000	48,488
Nexstar Broadcasting Group, Inc., 6.875%, 2020 (n)	35,000	35,350
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	50,000	52,875
Sinclair Broadcast Group, Inc., 8.375%, 2018	15,000	16,388
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	75,000	81,563
SIRIUS XM Radio, Inc., 4.25%, 2020 (n)	20,000	18,300
SIRIUS XM Radio, Inc., 5.25%, 2022 (n)	50,000	46,375
Univision Communications, Inc., 6.875%, 2019 (n)	125,000	131,875
Univision Communications, Inc., 7.875%, 2020 (n)	145,000	157,144
Univision Communications, Inc., 8.5%, 2021 (n)	75,000	81,188
Vivendi S.A., 4.75%, 2022 (n)	330,000	328,779
WPP Finance, 8%, 2014	400,000	427,948

		$2,980,012
Brokerage & Asset Managers - 1.0%
Blackstone Holdings Finance Co. LLC, 4.75%, 2023 (n)	$301,000	$312,859
E*TRADE Financial Corp., 6.375%, 2019	225,000	236,250
TD Ameritrade Holding Corp., 5.6%, 2019	350,000	403,183

		$952,292
Building - 1.5%
ABC Supply Co., Inc., 5.625%, 2021 (n)	$20,000	$19,400
Boise Cascade Co., 6.375%, 2020	65,000	67,275
Building Materials Holding Corp., 6.875%, 2018 (n)	45,000	47,813
Building Materials Holding Corp., 7%, 2020 (n)	200,000	212,500
Building Materials Holding Corp., 6.75%, 2021 (n)	40,000	42,400
CRH PLC, 8.125%, 2018	210,000	254,337
Gibraltar Industries, Inc., 6.25%, 2021	45,000	45,675
HD Supply, Inc., 8.125%, 2019	50,000	55,625
HD Supply, Inc., 11.5%, 2020	85,000	100,725
Nortek, Inc., 8.5%, 2021	150,000	162,375
Owens Corning, Inc., 4.2%, 2022	166,000	160,666
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020 (n)	74,000	81,030
USG Corp., 6.3%, 2016	132,000	138,270
USG Corp., 7.875%, 2020 (n)	45,000	49,163

		$1,437,254
Business Services - 0.8%
Equinix, Inc., 4.875%, 2020	$70,000	$67,375
Fidelity National Information Services, Inc., 5%, 2022	90,000	92,524

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Business Services - continued
First Data Corp., 10.625%, 2021 (z)		$40,000	$39,750
iGate Corp., 9%, 2016		205,000	220,888
Iron Mountain, Inc., 8.375%, 2021		72,000	78,300
NeuStar, Inc., 4.5%, 2023		55,000	50,325
Tencent Holdings Ltd., 3.375%, 2018 (n)		209,000	208,978

			$758,140
Cable TV - 2.3%
CCO Holdings LLC, 8.125%, 2020		$180,000	$195,300
CCO Holdings LLC, 7.375%, 2020		40,000	42,800
CCO Holdings LLC, 6.5%, 2021		155,000	156,938
CCO Holdings LLC, 5.125%, 2023		20,000	17,950
CCO Holdings LLC/CCO Capital Corp., 5.75%, 2024		40,000	37,100
Cequel Communications Holdings, 6.375%, 2020 (n)		70,000	69,825
Cox Communications, Inc., 3.25%, 2022 (n)		413,000	364,103
DIRECTV Holdings LLC, 5.875%, 2019		160,000	177,412
DISH DBS Corp., 7.875%, 2019		40,000	45,100
DISH DBS Corp., 6.75%, 2021		55,000	57,338
DISH DBS Corp., 5%, 2023		85,000	78,413
EchoStar Corp., 7.125%, 2016		55,000	59,950
NBCUniversal Enterprise, Inc., 1.974%, 2019 (n)		247,000	238,249
Time Warner Cable, Inc., 8.25%, 2019		110,000	128,547
Time Warner Cable, Inc., 4%, 2021		170,000	159,779
Time Warner Cable, Inc., 4.5%, 2042		30,000	23,321
UPC Holding B.V., 9.875%, 2018 (n)		100,000	108,500
UPCB Finance III Ltd., 6.625%, 2020 (n)		150,000	156,750
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	100,000	141,212

			$2,258,587
Chemicals - 1.7%
Celanese U.S. Holdings LLC, 6.625%, 2018		$165,000	$176,138
Dow Chemical Co., 8.55%, 2019		540,000	687,085
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		95,000	97,138
Huntsman International LLC, 8.625%, 2021		140,000	156,100
INEOS Finance PLC, 8.375%, 2019 (n)		200,000	219,000
NOVA Chemicals Corp., 5.25%, 2023 (n)		65,000	64,838
Polypore International, Inc., 7.5%, 2017		50,000	53,000
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)		140,000	147,536
Tronox Finance LLC, 6.375%, 2020 (n)		50,000	47,750

			$1,648,585
Computer Software - 0.6%
Infor U.S., Inc., 11.5%, 2018		$75,000	$87,000
Oracle Corp., 5.375%, 2040		244,000	267,583
Syniverse Holdings, Inc., 9.125%, 2019		140,000	150,500
TransUnion Holding Co., Inc., 9.625%, 2018		40,000	43,200
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018		15,000	16,688
Verisign, Inc., 4.625%, 2023 (n)		65,000	60,775

			$625,746
Computer Software - Systems - 0.3%
Audatex North America, Inc., 6.75%, 2018		$80,000	$85,000
Audatex North America, Inc., 6%, 2021 (n)		35,000	35,438
CDW LLC/CDW Finance Corp., 12.535%, 2017		28,000	29,225
CDW LLC/CDW Finance Corp., 8.5%, 2019		125,000	137,344

			$287,007

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Conglomerates - 0.9%
Amsted Industries, Inc., 8.125%, 2018 (n)	$175,000	$184,625
BC Mountain LLC, 7%, 2021 (n)	50,000	51,250
Dynacast International LLC, 9.25%, 2019	70,000	76,300
Griffon Corp., 7.125%, 2018	140,000	148,575
Renaissance Acquisition, 6.875%, 2021 (n)	95,000	92,863
Rexel S.A., 6.125%, 2019 (n)	200,000	204,000
Silver II Borrower, 7.75%, 2020 (n)	150,000	155,250

		$912,863
Construction - 0.0%
Empresas ICA S.A.B. de C.V., 8.9%, 2021	$25,000	$23,125

Consumer Products - 1.1%
Avon Products, Inc., 4.6%, 2020	$303,000	$310,903
Elizabeth Arden, Inc., 7.375%, 2021	95,000	101,413
Jarden Corp., 7.5%, 2020	100,000	107,000
Libbey Glass, Inc., 6.875%, 2020	27,000	28,856
Mattel, Inc., 5.45%, 2041	219,000	224,205
Newell Rubbermaid, Inc., 2.05%, 2017	182,000	178,165
Prestige Brands, Inc., 8.125%, 2020	40,000	44,000
Spectrum Brands Escrow Corp., 6.375%, 2020 (n)	65,000	67,275
Spectrum Brands Escrow Corp., 6.625%, 2022 (n)	5,000	5,125

		$1,066,942
Consumer Services - 0.7%
ADT Corp., 4.125%, 2023	$45,000	$39,007
Experian Finance PLC, 2.375%, 2017 (n)	297,000	292,735
QVC, Inc., 7.375%, 2020 (n)	70,000	76,058
Service Corp. International, 7%, 2017	215,000	235,963

		$643,763
Containers - 0.9%
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)	$200,000	$212,500
Ball Corp., 5%, 2022	52,000	51,090
Ball Corp., 4%, 2023	25,000	22,313
Berry Plastics Group, Inc., 9.5%, 2018	30,000	32,588
Berry Plastics Group, Inc., 9.75%, 2021	50,000	57,875
Crown Americas LLC, 4.5%, 2023 (n)	60,000	55,350
Reynolds Group, 7.125%, 2019	200,000	212,750
Reynolds Group, 5.75%, 2020	55,000	54,519
Reynolds Group, 8.25%, 2021	200,000	197,500

		$896,485
Defense Electronics - 0.5%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$300,000	$342,338
Ducommun, Inc., 9.75%, 2018	100,000	110,500

		$452,838
Electrical Equipment - 0.5%
Arrow Electronics, Inc., 3%, 2018	$105,000	$104,748
Avaya, Inc., 9.75%, 2015	40,000	39,600
Avaya, Inc., 7%, 2019 (n)	25,000	22,875
Ericsson, Inc., 4.125%, 2022	298,000	292,058

		$459,281

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Electronics - 0.8%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$130,000	$140,400
Nokia Corp., 5.375%, 2019	35,000	33,338
Nokia Corp., 6.625%, 2039	30,000	25,575
NXP B.V., 5.75%, 2023 (n)	200,000	197,000
Sensata Technologies B.V., 6.5%, 2019 (n)	260,000	276,900
Tyco Electronics Group S.A., 3.5%, 2022	126,000	119,862

		$793,075
Emerging Market Quasi-Sovereign - 3.5%
Comision Federal de Electricidad, 5.75%, 2042 (n)	$202,000	$180,790
Gaz Capital S.A., 3.85%, 2020 (n)	280,000	261,100
Gaz Capital S.A., 5.999%, 2021 (n)	342,000	347,130
Gaz Capital S.A., 4.95%, 2028 (n)	239,000	201,955
Korea Gas Corp., 2.25%, 2017 (n)	370,000	364,459
Petrobras Global Finance Co., 4.375%, 2023	16,000	14,000
Petrobras International Finance Co., 7.875%, 2019	163,000	183,483
Petrobras International Finance Co., 6.75%, 2041	167,000	155,146
Petroleos Mexicanos, 5.5%, 2021	178,000	188,502
Petroleos Mexicanos, 4.875%, 2022	110,000	110,825
Petroleos Mexicanos, 6.5%, 2041	127,000	126,365
PTT PLC, 3.375%, 2022 (n)	200,000	180,222
PTT PLC, 4.5%, 2042 (n)	200,000	156,975
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	154,151	163,400
Rosneft, 3.149%, 2017 (n)	200,000	197,000
Rosneft, 4.199%, 2022 (n)	285,000	255,075
Sinopec Capital (2013) Ltd., 3.125%, 2023 (n)	200,000	179,277
Sinopec Capital (2013) Ltd., 4.25%, 2043 (n)	200,000	166,563

		$3,432,267
Emerging Market Sovereign - 0.4%
Republic of Hungary, 5.375%, 2023	$20,000	$18,750
Republic of Philippines, 6.375%, 2034	126,000	142,695
Republic of Romania, 4.375%, 2023 (n)	14,000	13,081
Republic of Slovakia, 4.375%, 2022 (n)	200,000	199,000
Republic of Uruguay, 4.5%, 2024	27,000	25,988

		$399,514
Energy - Independent - 3.3%
Berry Petroleum Corp., 6.75%, 2020	$20,000	$20,300
BreitBurn Energy Partners LP, 8.625%, 2020	45,000	47,700
BreitBurn Energy Partners LP, 7.875%, 2022	55,000	54,450
Carrizo Oil & Gas, Inc., 8.625%, 2018	40,000	43,500
Carrizo Oil & Gas, Inc., 7.5%, 2020	45,000	47,475
Chaparral Energy, Inc., 7.625%, 2022	115,000	115,288
Chesapeake Energy Corp., 6.875%, 2020	85,000	92,013
Concho Resources, Inc., 6.5%, 2022	145,000	153,700
Concho Resources, Inc., 5.5%, 2023	60,000	58,200
Continental Resources, Inc., 8.25%, 2019	100,000	110,000
Continental Resources, Inc., 7.375%, 2020	35,000	38,413
Continental Resources, Inc., 4.5%, 2023	106,000	104,145
Denbury Resources, Inc., 8.25%, 2020	150,000	165,000
Denbury Resources, Inc., 4.625%, 2023	35,000	31,238
Energy XXI Gulf Coast, Inc., 9.25%, 2017	155,000	172,438
EP Energy LLC, 9.375%, 2020	150,000	165,000
EP Energy LLC, 7.75%, 2022	105,000	112,350
EPL Oil & Gas, Inc., 8.25%, 2018	75,000	78,938

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
EQT Corp., 4.875%, 2021	$198,000	$202,632
Halcon Resources Corp., 8.875%, 2021	90,000	90,225
Harvest Operations Corp., 6.875%, 2017	155,000	167,400
Hess Corp., 8.125%, 2019	120,000	149,464
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	35,000	38,063
Laredo Petroleum, Inc., 9.5%, 2019	65,000	72,313
LINN Energy LLC, 7.75%, 2021	72,000	69,840
MEG Energy Corp., 6.5%, 2021 (n)	55,000	55,963
QEP Resources, Inc., 6.875%, 2021	180,000	195,300
Range Resources Corp., 8%, 2019	65,000	69,875
Range Resources Corp., 5%, 2022	85,000	83,088
Samson Investment Co., 10.25%, 2020 (n)	110,000	114,950
SandRidge Energy, Inc., 8.125%, 2022	100,000	100,500
SM Energy Co., 6.5%, 2021	90,000	94,500
Whiting Petroleum Corp., 6.5%, 2018	75,000	78,938

		$3,193,199
Energy - Integrated - 1.7%
BP Capital Markets PLC, 4.5%, 2020	$106,000	$113,073
BP Capital Markets PLC, 4.742%, 2021	240,000	257,432
Cenovus Energy, Inc., 4.5%, 2014	140,000	145,404
LUKOIL International Finance B.V., 3.416%, 2018 (n)	214,000	210,255
LUKOIL International Finance B.V., 4.563%, 2023 (n)	290,000	261,725
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)	142,000	146,970
Petro-Canada, 6.05%, 2018	500,000	579,643

		$1,714,502
Engineering - Construction - 0.1%
BakerCorp International, Inc., 8.25%, 2019	$85,000	$84,788

Entertainment - 0.5%
AMC Entertainment, Inc., 8.75%, 2019	$155,000	$166,625
Cedar Fair LP, 9.125%, 2018	60,000	65,700
Cedar Fair LP, 5.25%, 2021 (n)	40,000	38,200
Cinemark USA, Inc., 5.125%, 2022	40,000	37,400
Cinemark USA, Inc., 4.875%, 2023	55,000	50,600
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)	31,000	33,579
NAI Entertainment Holdings LLC, 5%, 2018 (n)	45,000	45,563
Six Flags Entertainment Corp., 5.25%, 2021 (n)	95,000	89,775

		$527,442
Financial Institutions - 4.1%
Aviation Capital Group, 4.625%, 2018 (n)	$70,000	$69,861
CIT Group, Inc., 5.25%, 2018	110,000	113,575
CIT Group, Inc., 6.625%, 2018 (n)	232,000	250,560
CIT Group, Inc., 5.5%, 2019 (n)	110,000	112,750
CIT Group, Inc., 5%, 2022	65,000	61,425
Credit Acceptance Corp., 9.125%, 2017	80,000	85,400
General Electric Capital Corp., 6%, 2019	130,000	149,814
General Electric Capital Corp., 5.5%, 2020	250,000	280,785
General Electric Capital Corp., 3.1%, 2023	265,000	244,998
General Electric Capital Corp., FRN, 1.12%, 2014	300,000	300,881
Icahn Enterprises LP, 7.75%, 2016	20,000	20,725
Icahn Enterprises LP, 8%, 2018	121,000	127,353
Icahn Enterprises LP, 6%, 2020 (n)	50,000	49,750
International Lease Finance Corp., 4.875%, 2015	45,000	46,238

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Financial Institutions - continued
International Lease Finance Corp., 8.625%, 2015		$45,000	$49,388
International Lease Finance Corp., 7.125%, 2018 (n)		152,000	168,720
LeasePlan Corp. N.V., 3%, 2017 (n)		280,000	279,524
LeasePlan Corp. N.V., 2.5%, 2018 (n)		200,000	192,684
Nationstar Mortgage LLC/Capital Corp., 10.875%, 2015		65,000	68,088
Nationstar Mortgage LLC/Capital Corp., 6.5%, 2018		40,000	40,400
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019		35,000	39,200
Nationstar Mortgage LLC/Capital Corp., 7.875%, 2020		120,000	126,600
NYSE Euronext, 2%, 2017		224,000	222,626
PHH Corp., 7.375%, 2019		165,000	175,313
PHH Corp., 6.375%, 2021		40,000	39,400
SLM Corp., 8.45%, 2018		170,000	193,800
SLM Corp., 8%, 2020		220,000	239,250
SLM Corp., 7.25%, 2022		60,000	61,350
TMK Capital S.A., 6.75%, 2020 (n)		256,000	245,760

			$4,056,218
Food & Beverages - 2.5%
Anheuser-Busch InBev S.A., 7.75%, 2019		$370,000	$462,923
ARAMARK Corp., 5.75%, 2020 (n)		30,000	30,600
B&G Foods, Inc., 4.625%, 2021		45,000	41,794
BRF S.A., 3.95%, 2023 (n)		307,000	262,025
Conagra Foods, Inc., 3.2%, 2023		238,000	222,339
Constellation Brands, Inc., 3.75%, 2021		10,000	9,250
Constellation Brands, Inc., 4.25%, 2023		25,000	22,938
Kraft Foods Group, Inc., 6.125%, 2018		130,000	151,831
Mead Johnson Nutrition Co., “A”, 4.9%, 2019		85,000	93,224
Mondelez International, Inc., 6.75%, 2014		150,000	154,138
Pernod Ricard S.A., 5.75%, 2021 (n)		156,000	173,505
Pinnacle Foods Finance LLC, 4.875%, 2021 (n)		50,000	46,500
SABMiller Holdings, Inc., 3.75%, 2022 (n)		414,000	415,489
Sun Merger Sub, Inc., 5.875%, 2021 (n)		50,000	49,875
TreeHouse Foods, Inc., 7.75%, 2018		80,000	84,800
Tyson Foods, Inc., 4.5%, 2022		202,000	207,775

			$2,429,006
Food & Drug Stores - 0.2%
CVS Caremark Corp., 3.25%, 2015		$180,000	$187,120

Forest & Paper Products - 0.7%
Boise, Inc., 8%, 2020		$95,000	$101,888
Georgia-Pacific LLC, 3.734%, 2023 (n)		333,000	323,721
Graphic Packaging Holding Co., 7.875%, 2018		60,000	65,250
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	100,000	143,079
Tembec Industries, Inc., 11.25%, 2018		$40,000	43,400

			$677,338
Gaming & Lodging - 1.4%
Caesars Entertainment Operating Co., Inc., 8.5%, 2020		$50,000	$47,750
Chester Downs & Marina LLC, 9.25%, 2020 (n)		50,000	49,875
CityCenter Holdings LLC, 10.75%, 2017 (p)		35,000	37,713
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		115,000	72
GWR Operating Partnership LLP, 10.875%, 2017		50,000	55,650
Host Hotels & Resorts, Inc., REIT, 5.25%, 2022		25,000	25,729
Hyatt Hotels Corp., 3.375%, 2023		145,000	133,972
Isle of Capri Casinos, Inc., 8.875%, 2020		85,000	87,975

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Gaming & Lodging - continued
MGM Resorts International, 11.375%, 2018	$105,000	$131,250
MGM Resorts International, 6.625%, 2021	35,000	35,525
NCL Corp., 5%, 2018 (n)	30,000	29,625
Peninsula Gaming LLC, 8.375%, 2018 (n)	20,000	21,500
Penn National Gaming, Inc., 8.75%, 2019	125,000	136,875
Pinnacle Entertainment, Inc., 8.75%, 2020	70,000	75,600
PNK Finance Corp., 6.375%, 2021 (n)	60,000	59,850
Ryman Hospitality Properties, Inc., REIT, 5%, 2021 (n)	40,000	37,200
Seven Seas Cruises S. DE R.L., 9.125%, 2019	135,000	146,475
Viking Cruises Ltd., 8.5%, 2022 (n)	65,000	71,013
Wynn Las Vegas LLC, 7.75%, 2020	140,000	156,450

		$1,340,099
Industrial - 1.2%
Cornell University, 4.35%, 2014	$240,000	$243,954
Dematic S.A., 7.75%, 2020 (n)	165,000	170,363
Johns Hopkins University, 5.25%, 2019	235,000	267,382
Mueller Water Products, Inc., 8.75%, 2020	63,000	68,670
Princeton University, 4.95%, 2019	310,000	352,287
SPL Logistics Escrow LLC, 8.875%, 2020 (n)	90,000	94,500

		$1,197,156
Insurance - 2.9%
American International Group, Inc., 5.85%, 2018	$200,000	$225,609
American International Group, Inc., 3.375%, 2020	250,000	247,023
ING U.S., Inc., 2.9%, 2018	164,000	162,193
ING U.S., Inc., 5.7%, 2043 (n)	197,000	192,707
MetLife, Inc., 1.756%, 2017	82,000	80,791
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	180,000	186,410
Principal Financial Group, Inc., 8.875%, 2019	250,000	322,737
Prudential Financial, Inc., 6.2%, 2015	450,000	481,591
Prudential Financial, Inc., 5.1%, 2043	400,000	399,683
Unum Group, 7.125%, 2016	445,000	507,894

		$2,806,638
Insurance - Property & Casualty - 3.0%
Aon Corp., 3.5%, 2015	$350,000	$366,819
AXIS Capital Holdings Ltd., 5.75%, 2014	400,000	422,800
CNA Financial Corp., 5.875%, 2020	390,000	441,033
Liberty Mutual Group, Inc., 4.95%, 2022 (n)	299,000	307,479
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)	150,000	222,000
PartnerRe Ltd., 5.5%, 2020	257,000	279,572
QBE Capital Funding III Ltd., FRN, 7.25%, 2041 (n)	310,000	327,050
ZFS Finance USA Trust V, FRN, 6.5% to 2017, FRN to 2067 (n)	500,000	528,750

		$2,895,503
International Market Quasi-Sovereign - 1.8%
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)	$450,000	$533,327
Eksportfinans A.S.A., 5.5%, 2016	295,000	307,538
Eksportfinans A.S.A., 5.5%, 2017	80,000	82,900
Israel Electric Corp. Ltd., 6.7%, 2017 (n)	236,000	251,340
Israel Electric Corp. Ltd., 5.625%, 2018 (n)	354,000	360,726
Westpac Banking Corp., 3.45%, 2014 (n)	220,000	226,013

		$1,761,844

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - 7.5%
Commonwealth of Australia, 5.75%, 2021	AUD	104,000	$105,293
Federal Republic of Germany, 4.25%, 2018	EUR	202,000	310,276
Federal Republic of Germany, 6.25%, 2030	EUR	168,000	335,143
Government of Canada, 4.5%, 2015	CAD	171,000	171,625
Government of Canada, 4.25%, 2018	CAD	132,000	138,632
Government of Canada, 5.75%, 2033	CAD	31,000	41,317
Government of Japan, 1.1%, 2020	JPY	34,000,000	361,318
Government of Japan, 2.1%, 2024	JPY	16,100,000	185,979
Government of Japan, 2.2%, 2027	JPY	38,500,000	446,764
Government of Japan, 2.4%, 2037	JPY	39,800,000	460,205
Government of Japan, 1.8%, 2043	JPY	13,000,000	133,064
Kingdom of Belgium, 5.5%, 2017	EUR	236,000	365,243
Kingdom of Denmark, 3%, 2021	DKK	467,000	90,876
Kingdom of Spain, 4.6%, 2019	EUR	378,000	524,217
Kingdom of Sweden, 5%, 2020	SEK	315,000	56,432
Kingdom of the Netherlands, 5.5%, 2028	EUR	50,000	88,465
Republic of Austria, 4.65%, 2018	EUR	158,000	240,666
Republic of Finland, 3.875%, 2017	EUR	46,000	67,952
Republic of France, 6%, 2025	EUR	96,000	169,170
Republic of France, 4.75%, 2035	EUR	229,000	368,274
Republic of Iceland, 4.875%, 2016 (n)		$166,000	172,640
Republic of Ireland, 4.6%, 2016	EUR	149,000	210,515
Republic of Ireland, 4.5%, 2020	EUR	68,000	93,233
Republic of Italy, 4.25%, 2015	EUR	199,000	273,107
Republic of Italy, 5.25%, 2017	EUR	595,000	851,966
Republic of Italy, 3.75%, 2021	EUR	341,000	451,539
United Kingdom Treasury, 8%, 2021	GBP	169,000	369,370
United Kingdom Treasury, 4.25%, 2036	GBP	157,000	273,671

			$7,356,952
Internet - 0.4%
Baidu, Inc., 3.25%, 2018		$205,000	$202,447
Baidu, Inc., 3.5%, 2022		200,000	182,195

			$384,642
Local Authorities - 0.7%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043		$310,000	$310,577
State of Illinois (Build America Bonds), 6.725%, 2035		345,000	343,479

			$654,056
Machinery & Tools - 1.1%
Case New Holland, Inc., 7.875%, 2017		$405,000	$465,750
CNH America LLC, 7.25%, 2016		50,000	54,500
CNH Capital LLC, 3.875%, 2015		20,000	20,400
CNH Capital LLC, 3.625%, 2018		75,000	73,500
H&E Equipment Services Co., 7%, 2022		90,000	95,625
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (n)		125,000	139,375
RSC Equipment Rental, Inc., 8.25%, 2021		115,000	127,075
United Rentals North America, Inc., 5.75%, 2018		45,000	48,038
United Rentals North America, Inc., 7.625%, 2022		45,000	48,375

			$1,072,638
Major Banks - 10.4%
ABN AMRO Bank N.V., 3%, 2014 (n)		$400,000	$403,599
ABN AMRO Bank N.V., 4.25%, 2017 (n)		400,000	425,796
Bank of America Corp., 7.375%, 2014		280,000	292,890

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
Bank of America Corp., 6.5%, 2016	$430,000	$484,911
Bank of America Corp., 3.3%, 2023	501,000	463,140
Bank of America Corp., FRN, 5.2%, 2049	105,000	93,188
Barclays Bank PLC, 5.125%, 2020	340,000	374,022
Barclays Bank PLC, FRN, 1.308%, 2014	190,000	190,682
BNP Paribas, 2.7%, 2018	400,000	398,386
Commonwealth Bank of Australia, 5%, 2019 (n)	320,000	355,898
Credit Suisse Group AG, 6.5%, 2023 (n)	360,000	363,096
Credit Suisse New York, FRN, 1.228%, 2014	250,000	250,787
DBS Bank Ltd., 2.35%, 2017 (n)	400,000	403,916
Goldman Sachs Group, Inc., 5.125%, 2015	200,000	210,526
Goldman Sachs Group, Inc., 5.75%, 2022	409,000	449,183
HSBC Holdings PLC, 4%, 2022	352,000	355,069
HSBC USA, Inc., 4.875%, 2020	360,000	383,971
ING Bank N.V., 3.75%, 2017 (n)	407,000	423,011
JPMorgan Chase & Co., 2%, 2017	150,000	149,110
JPMorgan Chase & Co., 4.625%, 2021	360,000	380,857
Macquarie Bank Ltd., 5%, 2017 (n)	167,000	180,226
Macquarie Group Ltd., 6%, 2020 (n)	230,000	247,788
Merrill Lynch & Co., Inc., 6.4%, 2017	40,000	45,610
Morgan Stanley, 6%, 2014	160,000	165,054
Morgan Stanley, 7.3%, 2019	110,000	130,217
Morgan Stanley, 5.625%, 2019	180,000	198,139
Morgan Stanley, FRN, 1.864%, 2014	260,000	261,064
Morgan Stanley, FRN, 1.512%, 2016	270,000	271,330
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	210,000	204,750
Royal Bank of Scotland PLC, 2.55%, 2015	94,000	95,832
Santander International Debt S.A., 2.991%, 2013 (n)	500,000	500,935
Santander U.S. Debt S.A.U., 3.724%, 2015 (n)	100,000	101,339
Standard Chartered PLC, 3.85%, 2015 (n)	290,000	302,154
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	141,000	157,215
Westpac Banking Corp., 2%, 2017	450,000	449,870

		$10,163,561
Medical & Health Technology & Services - 2.7%
AmSurg Corp., 5.625%, 2020	$75,000	$75,750
Cardinal Health, Inc., 5.8%, 2016	279,000	314,905
Davita, Inc., 6.375%, 2018	160,000	168,000
Davita, Inc., 6.625%, 2020	140,000	148,400
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	65,000	72,394
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (n)	75,000	77,250
Fresenius Medical Care Capital Trust III, 5.875%, 2022 (n)	85,000	86,488
HCA, Inc., 8.5%, 2019	240,000	259,200
HCA, Inc., 7.25%, 2020	80,000	87,100
HCA, Inc., 7.5%, 2022	170,000	184,875
HCA, Inc., 5.875%, 2022	90,000	92,925
HealthSouth Corp., 8.125%, 2020	170,000	186,150
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019	100,000	104,750
Kinetic Concepts, Inc., 12.5%, 2019	50,000	52,063
McKesson Corp., 3.25%, 2016	340,000	357,241
Tenet Healthcare Corp., 9.25%, 2015	65,000	71,175
Tenet Healthcare Corp., 8%, 2020	95,000	98,681
Tenet Healthcare Corp., 4.5%, 2021 (n)	75,000	69,000
Universal Health Services, Inc., 7%, 2018	70,000	73,588
Universal Health Services, Inc., 7.625%, 2020	105,000	109,200

		$2,689,135

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical Equipment - 0.2%
Biomet, Inc., 6.5%, 2020	$70,000	$71,750
Physio-Control International, Inc., 9.875%, 2019 (n)	52,000	57,460
Teleflex, Inc., 6.875%, 2019	85,000	89,250

		$218,460
Metals & Mining - 2.5%
ArcelorMittal S.A., 6.75%, 2022	$30,000	$30,525
ArcelorMittal S.A., 7.25%, 2041	75,000	67,313
Arch Coal, Inc., 7.25%, 2020	75,000	57,750
Barrick Gold Corp., 4.1%, 2023 (n)	416,000	365,680
Barrick International (Barbados) Corp., 5.75%, 2016 (n)	109,000	115,978
Boart Longyear Ltd., 7%, 2021 (n)	20,000	16,200
Century Aluminum Co., 7.5%, 2021 (n)	90,000	84,375
Commercial Metals Co., 4.875%, 2023	35,000	31,675
Consol Energy, Inc., 8%, 2017	165,000	174,075
Consol Energy, Inc., 8.25%, 2020	65,000	68,900
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	95,000	101,413
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 2018 (n)	150,000	140,174
Freeport-McMoRan Copper & Gold, Inc., 3.1%, 2020 (n)	250,000	226,555
Glencore Funding LLC, FRN, 1.422%, 2016 (n)	470,000	453,621
Peabody Energy Corp., 6%, 2018	40,000	39,800
Peabody Energy Corp., 6.25%, 2021	40,000	38,600
Plains Exploration & Production Co., 6.125%, 2019	110,000	116,090
Plains Exploration & Production Co., 6.5%, 2020	35,000	37,259
Southern Copper Corp., 5.25%, 2042	40,000	30,835
Vale Overseas Ltd., 4.375%, 2022	141,000	131,208
Walter Energy, Inc., 8.5%, 2021 (n)	100,000	78,500

		$2,406,526
Miscellaneous Revenue - Other - 0.4%
Florida Hurricane Catastrophe Fund Finance Corp. Rev, “A”, 2.107%, 2018	$390,000	$375,539

Mortgage-Backed - 1.0%
Fannie Mae, 6.5%, 2036 (f)	$205,565	$230,555
Fannie Mae, 6%, 2037	134,699	147,051
Freddie Mac, 4.224%, 2020	275,759	296,076
Ginnie Mae, 9%, 2016	16,787	17,987
Ginnie Mae, 6.357%, 2058	270,973	286,707

		$978,376
Municipals - 0.0%
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	$45,000	$40,534

Natural Gas - Distribution - 0.6%
AmeriGas Finance LLC, 6.75%, 2020	$130,000	$137,800
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	55,000	55,000
GDF Suez, 1.625%, 2017 (n)	380,000	374,600

		$567,400
Natural Gas - Pipeline - 3.1%
Access Midstream Partners Co., 5.875%, 2021	$30,000	$30,825
Access Midstream Partners Co., 4.875%, 2023	90,000	83,700
Atlas Pipeline Partners LP, 4.75%, 2021 (n)	25,000	22,250
Colorado Interstate Gas Co., 6.8%, 2015	32,000	35,852
Crosstex Energy, Inc., 8.875%, 2018	145,000	154,063
DCP Midstream LLC, 3.875%, 2023	254,000	232,201

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Natural Gas - Pipeline - continued
El Paso Corp., 7%, 2017	$95,000	$105,854
El Paso Corp., 7.75%, 2032	225,000	236,173
Energy Transfer Equity LP, 7.5%, 2020	125,000	136,250
Energy Transfer Partners LP, 6.5%, 2042	348,000	375,127
Enterprise Products Partners LP, 6.3%, 2017	400,000	461,252
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	38,000	42,180
Inergy Midstream LP, 6%, 2020 (n)	80,000	79,000
Kinder Morgan Energy Partners LP, 6.375%, 2041	360,000	397,551
MarkWest Energy Partners LP, 4.5%, 2023	126,000	114,660
Sabine Pass Liquefaction, 5.625%, 2023 (n)	200,000	185,500
Summit Midstream Holdings LLC, 7.5%, 2021 (n)	40,000	40,600
Sunoco Logistics Partner LP, 3.45%, 2023	246,000	227,339
Williams Cos., Inc., 3.7%, 2023	116,000	104,273

		$3,064,650
Network & Telecom - 1.2%
Centurylink, Inc., 6.45%, 2021	$20,000	$19,900
Centurylink, Inc., 7.65%, 2042	267,000	240,300
Citizens Communications Co., 9%, 2031	85,000	82,450
France Telecom, 4.375%, 2014	240,000	247,115
Frontier Communications Corp., 8.125%, 2018	50,000	55,000
Qwest Corp., 7.5%, 2014	1,000	1,061
TW Telecom Holdings, Inc., 5.375%, 2022 (z)	30,000	28,575
TW Telecom Holdings, Inc., 5.375%, 2022	35,000	33,338
Verizon Communications, Inc., 8.75%, 2018	286,000	365,448
Windstream Corp., 8.125%, 2018	15,000	16,088
Windstream Corp., 7.75%, 2020	85,000	86,913
Windstream Corp., 7.75%, 2021	25,000	25,563

		$1,201,751
Oil Services - 1.2%
Bristow Group, Inc., 6.25%, 2022	$105,000	$107,625
Chesapeake Oilfield Operating LLC, 6.625%, 2019	35,000	35,175
Dresser-Rand Group, Inc., 6.5%, 2021	40,000	42,500
Edgen Murray Corp., 8.75%, 2020 (n)	110,000	110,000
Pacific Drilling S.A., 5.375%, 2020 (n)	50,000	48,250
Shale-Inland Holdings LLC/Finance Co., 8.75%, 2019 (n)	120,000	123,600
Transocean, Inc., 2.5%, 2017	139,000	137,723
Transocean, Inc., 6%, 2018	400,000	445,473
Unit Corp., 6.625%, 2021	105,000	107,100

		$1,157,446
Other Banks & Diversified Financials - 6.5%
Abbey National Treasury Services PLC, 3.05%, 2018	$135,000	$135,510
Ally Financial, Inc., 5.5%, 2017	225,000	237,179
Ally Financial, Inc., 6.25%, 2017	50,000	53,614
Banco GNB Sudameris S.A., 3.875%, 2018 (n)	28,000	25,620
Bancolombia S.A., 5.95%, 2021	102,000	103,403
Bancolombia S.A., 5.125%, 2022	10,000	8,900
BB&T Corp., 2.05%, 2014	300,000	302,643
BBVA Banco Continental S.A., 5%, 2022 (n)	10,000	9,400
BBVA Senior Finance S.A. Unipersonal, FRN, 2.388%, 2014	300,000	302,071
Capital One Financial Corp., FRN, 1.418%, 2014	370,000	372,319
Citigroup, Inc., 6.375%, 2014	230,000	242,317
Citigroup, Inc., 6.01%, 2015	200,000	213,163
Citigroup, Inc., 8.5%, 2019	373,000	472,834

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
Danske Bank A.S., 3.75%, 2015 (n)	$510,000	$529,038
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	243,000	302,535
Intesa Sanpaolo S.p.A., 3.875%, 2018	248,000	241,838
Intesa Sanpaolo S.p.A., FRN, 2.662%, 2014 (n)	200,000	200,557
LBG Capital No. 1 PLC, 7.875%, 2020 (n)	100,000	105,750
Lloyds TSB Bank PLC, 5.8%, 2020 (n)	205,000	230,125
PKO Finance AB, 4.63%, 2022 (n)	13,000	12,221
Rabobank Nederland N.V., 3.375%, 2017	242,000	254,840
Rabobank Nederland N.V., 3.95%, 2022	384,000	365,944
Santander Holdings USA, Inc., 4.625%, 2016	50,000	52,545
Santander Holdings USA, Inc., 3.45%, 2018	150,000	151,936
SunTrust Banks, Inc., 3.5%, 2017	288,000	301,789
Swedbank AB, 2.125%, 2017 (n)	269,000	265,438
U.S. Bancorp, 2.95%, 2022	192,000	179,412
Union Bank, 3%, 2016	690,000	719,958

		$6,392,899
Personal Computers & Peripherals - 0.3%
Equifax, Inc., 3.3%, 2022	$208,000	$193,743
Motorola Solutions, Inc., 3.5%, 2023	67,000	61,876

		$255,619
Pharmaceuticals - 1.1%
Celgene Corp., 2.45%, 2015	$130,000	$133,587
Celgene Corp., 3.95%, 2020	300,000	305,600
Hospira, Inc., 6.05%, 2017	130,000	140,000
Pfizer, Inc., 6.2%, 2019	275,000	328,990
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)	95,000	99,750
Valeant Pharmaceuticals International, Inc., 7.25%, 2022 (n)	55,000	58,300
Vantage Point Imaging, 7.5%, 2021 (n)	50,000	53,500

		$1,119,727
Pollution Control - 0.4%
Heckmann Corp., 9.875%, 2018	$80,000	$79,200
Republic Services, Inc., 5.25%, 2021	320,000	347,715

		$426,915
Precious Metals & Minerals - 0.2%
Eldorado Gold Corp., 6.125%, 2020 (n)	$90,000	$85,950
IAMGOLD Corp., 6.75%, 2020 (n)	118,000	102,070

		$188,020
Printing & Publishing - 0.7%
American Media, Inc., 13.5%, 2018 (z)	$9,917	$10,140
Gannett Co., Inc., 5.125%, 2020 (n)	45,000	44,550
Lamar Media Corp., 5%, 2023	50,000	46,375
Nielsen Finance LLC, 7.75%, 2018	85,000	92,438
Nielsen Finance LLC, 4.5%, 2020	80,000	76,000
Pearson Funding Five PLC, 3.25%, 2023 (n)	200,000	182,041
Pearson Funding Four PLC, 3.75%, 2022 (n)	201,000	193,069

		$644,613
Railroad & Shipping - 0.9%
Canadian Pacific Railway Co., 7.25%, 2019	$250,000	$303,508
CSX Corp., 4.1%, 2044	605,000	524,028
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021	8,000	9,040

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Railroad & Shipping - continued
Watco Cos. LLC, 6.375%, 2023 (n)	$15,000	$14,813

		$851,389
Real Estate - 3.4%
Boston Properties LP, REIT, 3.7%, 2018	$193,000	$201,445
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019	50,000	50,688
DDR Corp., REIT, 4.625%, 2022	364,000	365,175
DDR Corp., REIT, 3.375%, 2023	416,000	376,512
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	195,000	205,725
ERP Operating, REIT, 5.125%, 2016	450,000	491,645
ERP Properties, REIT, 7.75%, 2020	85,000	95,804
Felcor Lodging LP, REIT, 5.625%, 2023	15,000	13,950
HCP, Inc., REIT, 5.375%, 2021	283,000	306,477
Health Care REIT, Inc., 2.25%, 2018	119,000	116,694
Kimco Realty Corp., REIT, 6.875%, 2019	82,000	97,971
MPT Operating Partnership LP, REIT, 6.875%, 2021	80,000	84,200
MPT Operating Partnership LP, REIT, 6.375%, 2022	60,000	61,050
Simon Property Group, Inc., REIT, 6.1%, 2016	500,000	557,842
WEA Finance LLC, 6.75%, 2019 (n)	250,000	295,239

		$3,320,417
Retailers - 2.7%
Academy Ltd., 9.25%, 2019 (n)	$50,000	$55,625
AutoZone, Inc., 6.5%, 2014	420,000	428,573
Burlington Coat Factory Warehouse Corp., 10%, 2019	95,000	105,925
CST Brands, Inc., 5%, 2023 (n)	25,000	23,750
Dollar General Corp., 4.125%, 2017	247,000	259,377
Gap, Inc., 5.95%, 2021	379,000	420,490
J. Crew Group, Inc., 8.125%, 2019	80,000	84,200
Jo-Ann Stores Holdings, Inc., 9.75%, 2019 (n)(p)	45,000	46,350
Kohl’s Corp., 3.25%, 2023	319,000	293,324
Limited Brands, Inc., 6.9%, 2017	70,000	78,400
Limited Brands, Inc., 7%, 2020	65,000	71,338
Limited Brands, Inc., 6.95%, 2033	40,000	39,400
Macy’s, Inc., 7.875%, 2015	330,000	370,326
Rite Aid Corp., 9.25%, 2020	130,000	147,063
Sally Beauty Holdings, Inc., 6.875%, 2019	55,000	59,950
The Pantry, Inc., 8.375%, 2020	40,000	42,400
Toys “R” Us Property Co. II LLC, 8.5%, 2017	55,000	57,888
William Carter Co., 5.25%, 2021 (z)	20,000	20,100
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	45,000	46,238

		$2,650,717
Specialty Chemicals - 0.1%
Chemtura Corp., 5.75%, 2021	$20,000	$19,750
Koppers, Inc., 7.875%, 2019	55,000	59,125

		$78,875
Specialty Stores - 0.2%
Michaels Stores, Inc., 11.375%, 2016	$46,000	$47,553
Michaels Stores, Inc., 7.75%, 2018	115,000	123,769

		$171,322

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Supermarkets - 0.8%
Kroger Co., 3.85%, 2023	$418,000	$409,575
Safeway, Inc., 6.25%, 2014	400,000	411,190

		$820,765
Supranational - 0.4%
Corporacion Andina de Fomento, 4.375%, 2022	$420,000	$415,929

Telecommunications - Wireless - 2.7%
American Tower Corp., REIT, 4.625%, 2015	$180,000	$188,065
American Tower Corp., REIT, 4.7%, 2022	328,000	324,612
Clearwire Corp., 12%, 2015 (n)	95,000	100,225
Cricket Communications, Inc., 7.75%, 2020	70,000	79,538
Crown Castle International Corp., 7.125%, 2019	250,000	268,750
Crown Castle International Corp., 5.25%, 2023	50,000	47,250
Crown Castle Towers LLC, 6.113%, 2020 (n)	363,000	409,301
MetroPCS Wireless, Inc., 7.875%, 2018	75,000	81,188
MetroPCS Wireless, Inc., 6.25%, 2021 (n)	70,000	69,825
Rogers Communications, Inc., 6.8%, 2018	200,000	236,924
Sprint Capital Corp., 6.875%, 2028	100,000	90,250
Sprint Nextel Corp., 6%, 2016	140,000	148,400
Sprint Nextel Corp., 8.375%, 2017	95,000	106,638
Sprint Nextel Corp., 9%, 2018 (n)	25,000	29,188
Sprint Nextel Corp., 6%, 2022	110,000	102,850
T-Mobile USA, Inc., 5.25%, 2018 (z)	40,000	40,400
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	130,000	135,850
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	200,000	204,000

		$2,663,254
Telephone Services - 0.2%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$40,000	$43,800
Level 3 Financing, Inc., 9.375%, 2019	65,000	71,338
Level 3 Financing, Inc., 8.625%, 2020	40,000	42,800

		$157,938
Tobacco - 1.3%
Altria Group, Inc., 9.25%, 2019	$138,000	$181,145
Lorillard Tobacco Co., 8.125%, 2019	194,000	233,621
Lorillard Tobacco Co., 6.875%, 2020	170,000	192,473
Reynolds American, Inc., 6.75%, 2017	300,000	345,587
Reynolds American, Inc., 4.75%, 2042	403,000	352,203

		$1,305,029
Transportation - Services - 1.3%
Avis Budget Car Rental LLC, 8.25%, 2019	$65,000	$70,688
Avis Budget Car Rental LLC, 9.75%, 2020	35,000	40,163
CEVA Group PLC, 8.375%, 2017 (n)	230,000	229,425
ERAC USA Finance Co., 6.375%, 2017 (n)	340,000	390,908
Navios Maritime Acquisition Corp., 8.625%, 2017	155,000	161,200
Navios Maritime Holdings, Inc., 8.875%, 2017	40,000	41,650
Navios South American Logistics, Inc., 9.25%, 2019	88,000	95,040
Swift Services Holdings, Inc., 10%, 2018	180,000	198,900
Ultrapetrol (Bahamas) Ltd., 8.875%, 2021 (n)	43,000	45,903

		$1,273,877
U.S. Government Agencies and Equivalents - 0.0%
National Credit Union Administration Guaranteed Note, 2.9%, 2020	$20,000	$20,641

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - 4.3%
AES Corp., 8%, 2017	$20,000	$23,000
AES Corp., 7.375%, 2021	100,000	109,000
AES Corp., 4.875%, 2023	5,000	4,588
Calpine Corp., 7.875%, 2020 (n)	203,000	219,240
CMS Energy Corp., 4.25%, 2015	250,000	263,832
CMS Energy Corp., 5.05%, 2022	196,000	210,757
Covanta Holding Corp., 7.25%, 2020	100,000	106,840
Covanta Holding Corp., 6.375%, 2022	25,000	25,367
Enel Finance International S.A., 6.25%, 2017 (n)	260,000	284,588
Energy Future Holdings Corp., 10%, 2020	398,000	419,393
Energy Future Holdings Corp., 10%, 2020 (n)	85,000	89,356
Energy Future Holdings Corp., 12.25%, 2022 (n)	80,000	89,000
Exelon Generation Co. LLC, 5.2%, 2019	150,000	164,116
Exelon Generation Co., LLC, 4.25%, 2022	96,000	94,139
Georgia Power Co., 6%, 2013	150,000	151,256
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	440,000	450,837
NRG Energy, Inc., 8.25%, 2020	235,000	257,913
NRG Energy, Inc., 6.625%, 2023	15,000	14,888
Oncor Electric Delivery Co., 4.1%, 2022	302,000	310,956
PPL WEM Holdings PLC, 3.9%, 2016 (n)	430,000	449,807
Progress Energy, Inc., 3.15%, 2022	452,000	432,295
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	45,000	31,331

		$4,202,499
Utilities - Gas - 0.0%
Suburban Propane Partners LP, 7.5%, 2018	$20,000	$21,450
Total Bonds		$108,479,553

Floating Rate Loans (g)(r) - 0.7%
Aerospace - 0.1%
TransDigm, Inc., Term Loan C, 3.75%, 2020	$51,068	$50,977

Building - 0.0%
ABC Supply Co., Inc., Term Loan, 3.5%, 2020	$19,063	$18,941

Conglomerates - 0.1%
Silver II U.S. Holdings LLC, Term Loan, 4%, 2019	$50,949	$50,591

Consumer Services - 0.0%
Realogy Corp., Term Loan, 4.5%, 2020	$33,381	$33,548

Energy - Independent - 0.1%
MEG Energy Corp., Term Loan, 3.75%, 2020	$49,325	$49,418

Entertainment - 0.0%
Cedar Fair LP, Term Loan B, 3.25%, 2020	$43,330	$43,406

Food & Beverages - 0.1%
Aramark Corp., Term Loan D, 4%, 2019	$51,386	$51,675
H.J. Heinz Co., Term Loan B2, 3.5%, 2020	28,809	28,953

		$80,628

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Retailers - 0.1%
Rite Aid Corp., Term Loan, 4.87%, 2021	$32,164	$32,325
Toys “R” Us Property Co., Term Loan B, 2019 (o)	67,604	66,658

		$98,983
Transportation - Services - 0.1%
Commercial Barge Line Co., Term Loan, 7.5%, 2019	$162,134	$154,433

Utilities - Electric Power - 0.1%
Calpine Construction Finance Co., Term Loan B1, 3%, 2020	$104,824	$103,397
Total Floating Rate Loans		$684,322

Preferred Stocks - 0.1%
Other Banks & Diversified Financials - 0.1%
Ally Financial, Inc., 7% (z)	50	$46,784
GMAC Capital Trust I, 8.125%	3,075	81,518
Total Preferred Stocks		$128,302

Convertible Bonds - 0.1%
Network & Telecom - 0.1%
Nortel Networks Corp., 2.125%, 2014 (a)(d)	$75,000	$73,172

Convertible Preferred Stocks - 0.1%
Automotive - 0.1%
General Motors Co., 4.75%	1,210	$58,879

Common Stocks - 0.0%
Automotive - 0.0%
Accuride Corp. (a)	2,303	$12,068

Printing & Publishing - 0.0%
American Media Operations, Inc. (a)	2,541	$13,239
Total Common Stocks		$25,307

Mutual Funds - 2.2%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	2,159,804	$2,159,804
Total Investments		$111,609,339

Other Assets, Less Liabilities - (13.9)%		(13,601,806)
Net Assets - 100.0%		$98,007,533

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $33,069,580, representing 33.7% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

Portfolio of Investments (unaudited) – continued

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-4/14/11	$46,875	$46,784
American Media, Inc., 13.5%, 2018	12/22/10	10,035	10,140
Anthracite Ltd., “A”, CDO, FRN, 0.543%, 2019	1/28/10	34,012	42,205
First Data Corp., 10.625%, 2021	8/07/13	40,498	39,750
LBI Media, Inc., 13.5% to 2015, 11.5% to 2020	12/26/12-5/15/13	19,966	16,120
T-Mobile USA, Inc., 5.25%, 2018	8/14/13	40,000	40,400
TW Telecom Holdings, Inc., 5.375%, 2022	8/12/13	28,877	28,575
William Carter Co., 5.25%, 2021	8/07/13-8/08/13	20,224	20,100
Total Restricted Securities			$244,074
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

Derivative Contracts at 8/31/13

Forward Foreign Currency Exchange Contracts at 8/31/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Barclays Bank PLC	10,422	10/18/13	$9,554	$9,249	$305
SELL	AUD	Westpac Banking Corp.	109,149	10/18/13	99,876	96,865	3,011
SELL	EUR	UBS AG	172,613	10/18/13	229,126	228,169	957
BUY	GBP	Deutsche Bank AG	41,000	10/18/13	62,989	63,516	527
BUY	JPY	Merrill Lynch International Bank	129,979,282	10/18/13	1,310,909	1,324,093	13,184

							$17,984

Liability Derivatives
SELL	CAD	Merrill Lynch International Bank	379,943	10/18/13	$360,282	$360,321	$(39)
SELL	DKK	Goldman Sachs International	518,529	10/18/13	90,688	91,907	(1,219)
BUY	EUR	Deutsche Bank AG	107,000	10/18/13	141,529	141,438	(91)
BUY	EUR	Goldman Sachs International	246,942	10/18/13	326,522	326,421	(101)
SELL	EUR	Barclays Bank PLC	297,641	10/18/13	381,824	393,438	(11,614)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 8/31/13 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
SELL	GBP	Barclays Bank PLC	23,390	10/18/13	$35,903	$36,235	$(332)
SELL	GBP	Credit Suisse AG	223,369	10/18/13	333,512	346,037	(12,525)
SELL	GBP	Merrill Lynch International Bank	223,369	10/18/13	333,416	346,037	(12,621)
SELL	JPY	Barclays Bank PLC	1,195,671	10/18/13	11,926	12,180	(254)
SELL	JPY	Goldman Sachs International	25,553,172	10/18/13	255,978	260,309	(4,331)
SELL	SEK	Goldman Sachs International	383,803	10/18/13	57,079	57,855	(776)

							$(43,903)

Futures Contracts Outstanding at 8/31/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	107	$13,298,094	December - 2013	$37,344

Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	4	$527,625	December - 2013	$(3,741)

At August 31, 2013, the fund had liquid securities with an aggregate value of $187,405 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

8/31/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts.

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of August 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$152,465	$46,784	$13,239	$212,488
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	20,641	—	20,641
Non-U.S. Sovereign Debt	—	13,366,506	—	13,366,506
Municipal Bonds	—	416,073	—	416,073
U.S. Corporate Bonds	—	67,630,918	—	67,630,918
Residential Mortgage-Backed Securities	—	1,296,202	—	1,296,202
Commercial Mortgage-Backed Securities	—	499,640	—	499,640
Asset-Backed Securities (including CDOs)	—	692,125	—	692,125
Foreign Bonds	—	24,630,620	—	24,630,620
Floating Rate Loans	—	684,322	—	684,322
Mutual Funds	2,159,804	—	—	2,159,804
Total Investments	$2,312,269	$109,283,831	$13,239	$111,609,339

Other Financial Instruments
Futures Contracts	$33,603	$—	$—	$33,603
Forward Foreign Currency Exchange Contracts	—	(25,919)	—	(25,919)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 11/30/12	$12,070
Change in unrealized appreciation (depreciation)	1,169
Balance as of 8/31/13	$13,239

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at August 31, 2013 is $1,169.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$109,957,519
Gross unrealized appreciation	4,077,710
Gross unrealized depreciation	(2,425,890)
Net unrealized appreciation (depreciation)	$1,651,820

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,528,851	24,515,269	(23,884,316)	2,159,804

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,748	$2,159,804

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2013, are as follows:

United States	60.5%
United Kingdom	5.6%
Netherlands	3.3%
Canada	3.3%
France	3.2%
Italy	2.7%
Australia	2.1%
Russia	2.0%
Spain	1.9%
Other Countries	15.4%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMARKET INCOME TRUST I

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: October 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: October 17, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 17, 2013

*	Print name and title of each signing officer under his or her signature.